Intangible assets, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	$ 27,519
Intangible assets at end of period	37,231	$ 27,519
Goodwill
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	14,309	18,544
Exchange differences	5,933	(4,235)
Disposal of subsidiary	0
Intangible assets at end of period	20,242	14,309
Goodwill | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	14,309	18,544
Intangible assets at end of period	20,242	14,309
Goodwill | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	0	0
Intangible assets at end of period	0	0
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	6,042	7,742
Exchange differences	1,935	(1,631)
Additions	1,190	1,284
Disposal of subsidiary	(205)
Amortization charge	(1,800)	(1,353)
Intangible assets at end of period	7,162	6,042
Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	16,908	17,255
Intangible assets at end of period	19,828	16,908
Software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(10,866)	(9,513)
Intangible assets at end of period	(12,666)	(10,866)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	6,431	9,101
Exchange differences	3,332	(2,354)
Additions	0	0
Disposal of subsidiary	0
Amortization charge	(507)	(316)
Intangible assets at end of period	9,256	6,431
Trademarks | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	9,494	11,848
Intangible assets at end of period	12,826	9,494
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(3,063)	(2,747)
Intangible assets at end of period	(3,570)	(3,063)
Others
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	737	733
Exchange differences	(159)	58
Additions	0	7
Disposal of subsidiary	0
Amortization charge	(7)	(61)
Intangible assets at end of period	571	737
Others | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	1,344	1,279
Intangible assets at end of period	1,185	1,344
Others | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(607)	(546)
Intangible assets at end of period	(614)	(607)
Intangible assets
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	27,519	36,120
Exchange differences	11,041	(8,162)
Additions	1,190	1,291
Disposal of subsidiary	(205)
Amortization charge	(2,314)	(1,730)
Intangible assets at end of period	37,231	27,519
Intangible assets | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	42,055	48,926
Intangible assets at end of period	54,081	42,055
Intangible assets | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(14,536)	(12,806)
Intangible assets at end of period	$ (16,850)	$ (14,536)